UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21268

                       OPPENHEIMER TOTAL RETURN BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.3%
-------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.71%, 11/25/35 1                                                   $    120,000           $   120,071
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 4.55%, 4/20/08 1                                                                     70,000                70,054
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                             182,313               181,718
-------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                       220,000               215,815
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                       88,306                88,193
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                       11,844                11,807
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                       33,576                33,397
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                     128,023               127,276
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                      240,000               239,016
-------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS,
Cl. A2, 2.66%, 11/20/06                                                                      63,024                62,896
-------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                 30,000                29,278
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., CMO, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 1                                                                           323,840               321,950
-------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed
Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                     270,000               276,572
-------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates:
Series 2002-4, Cl. A1, 4.90%, 2/25/33 1                                                       3,300                 3,307
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                 160,674               159,784
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                  90,000                90,000
Series 2005-17, Cl. 1AF1, 4.73%, 5/25/36 1                                                  178,370               178,377
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                  60,000                59,853
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                         81,414                81,262
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                        129,125               128,765
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                       178,747               178,287
-------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Asset-Backed Security, Series 2004-3, Cl.
AF2, 3.80%, 7/25/34 1                                                                       203,172               202,436
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home Equity
Receivables, Series 2005-FF10, Cl. A3, 4.74%, 11/25/35 1                                    360,000               360,213
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                      160,000               158,065
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                       134,785               134,479
-------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                       55,432                55,288
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                      230,000               228,943
-------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 4.75%, 1/20/35 1                                                     174,171               174,306


1                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 3.63%, 8/25/35 1                                              $    268,783          $    268,581
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                    191,953               191,500
Series 2005-10, Cl. 2-A3B, 5.55%, 12/25/06                                                  167,664               166,509
-------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 5.82%, 3/15/16 1                                                                    310,000               330,259
-------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts., Series
2005-C, Cl. A2, 3.99%, 1/15/08                                                              390,000               388,348
-------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations, Series 2005-B,
Cl. A2, 4.03%, 4/15/08                                                                      188,713               188,158
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 1                                                  60,000                59,288
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 1                                                   50,000                49,325
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 1                                                   80,000                79,193
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                      90,000                90,036
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28                         180,000               179,003
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                           276,236               275,790
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Home Equity Obligations, Series 2003-25XS,
Cl. A4, 4.51%, 8/25/33                                                                       60,309                60,087
-------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts., Series 2004-3, Cl.
A2, 2.79%, 6/15/07                                                                           32,266                32,235
-------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                        26,462                26,436
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                       159,838               159,337
-------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B, Cl. A2,
2.40%, 5/21/07                                                                               10,741                10,733
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates, Series
2004-2, Cl. AI1B, 2.94%, 9/25/18 1                                                           77,058                76,546
-------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates, Series 2004-1,
Cl. A2A, 2.59%, 5/15/07                                                                      62,099                61,907
                                                                                                             ------------
Total Asset- Backed Securities (Cost $6,690,380)                                                                6,664,679
-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--75.5%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--63.4%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--63.3%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                        238,608               248,450
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                               596,471               579,951
5%, 2/1/36(3)                                                                               696,000               672,075
6.50%, 4/1/18-4/1/34                                                                        272,344               279,863
7%, 7/1/21-3/1/35                                                                         1,533,041             1,592,462
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates, Series 2046, Cl. G, 6.50%, 4/15/28                                            456,378               469,188
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2034, Cl. Z, 6.50%, 2/15/28                                                           59,643                61,363
Series 2053, Cl. Z, 6.50%, 4/15/28                                                           66,012                67,778
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                          76,082                77,870


2                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2075, Cl. D, 6.50%, 8/15/28                                                     $    182,428          $    187,216
Series 2080, Cl. Z, 6.50%, 8/15/28                                                           50,481                51,563
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                          84,688                86,957
Series 2387, Cl. PD, 6%, 4/15/30                                                             53,087                53,430
Series 2456, Cl. BD, 6%, 3/15/30                                                             24,433                24,441
Series 2500, Cl. FD, 4.97%, 3/15/32 1                                                        25,115                25,214
Series 2526, Cl. FE, 4.87%, 6/15/29 1                                                        25,625                25,660
Series 2551, Cl. FD, 4.87%, 1/15/33 1                                                        20,620                20,824
Series 2583, Cl. KA, 5.50%, 3/15/22                                                         143,430               143,457
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.215%, 6/1/26 4                                                        49,045                10,509
Series 183, Cl. IO, 9.075%, 4/1/27 4                                                         77,140                17,245
Series 184, Cl. IO, 15.175%, 12/1/26 4                                                       83,451                16,797
Series 192, Cl. IO, 14.422%, 2/1/28 4                                                        22,934                 4,491
Series 200, Cl. IO, 12.715%, 1/1/29 4                                                        26,760                 5,895
Series 2003-118, Cl. S, 18.419%, 12/25/33 4                                                 578,713                67,171
Series 2130, Cl. SC, 5.546%, 3/15/29 4                                                       61,468                 4,154
Series 2796, Cl. SD, 9.733%, 7/15/26 4                                                       88,983                 6,046
Series 2920, Cl. S, 10.374%, 1/15/35 4                                                      564,053                28,223
Series 3000, Cl. SE, 16.466%, 7/15/25 4                                                     707,885                26,130
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.705%, 6/1/26 5                                               24,092                20,346
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                           589,572               583,643
5%, 4/1/33-2/1/36 3                                                                       4,871,468             4,710,286
5.50%, 3/1/33-1/1/34                                                                      4,890,769             4,850,369
5.50%, 2/1/21-2/1/36 3                                                                    6,452,000             6,392,729
6%, 11/1/17-11/1/32                                                                       2,956,900             3,013,688
6%, 2/1/21-2/1/36 3                                                                       1,597,000             1,614,514
6.50%, 10/1/30-11/1/31                                                                      432,234               445,243
6.50%, 2/1/36 3                                                                           2,423,000             2,484,331
7%, 11/1/17                                                                                 250,613               258,926
7%, 2/1/36-3/1/36 3                                                                       2,172,000             2,257,136
7.50%, 1/1/33                                                                               575,000               606,625
8.50%, 7/1/32                                                                                 4,322                 4,683
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                                            184,820               190,929
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                        144,675               148,713
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                           220,783               229,168
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                            2,371                 2,365
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                           28,832                28,977
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                      282,977               290,554
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                           36,444                36,658
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                           20,742                20,840
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                            8,567                 8,568
Trust 2002-77, Cl. WF, 4.87%, 12/18/32 1                                                     31,144                31,389


3                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2003-21, Cl. FK, 4.779%, 3/25/33 1                                               $     53,930          $     54,396
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                       418,000               418,230
Trust 2004-38, Cl. FT, 4.96%, 10/25/33 1                                                    742,874               744,686
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                         186,000               182,373
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                        90,000                84,172
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                     150,000               146,360
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                                     700,000               689,982
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Trust 2002-38, Cl. SO, 0.933%, 4/25/32 4                                                    104,736                 6,506
Trust 2002-47, Cl. NS, 6.308%, 4/25/32 4                                                    105,176                 9,087
Trust 2002-51, Cl. S, 6.468%, 8/25/32 4                                                      96,584                 8,200
Trust 2002-77, Cl. IS, 3.56%, 12/18/32 4                                                    178,439                16,661
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 13.202%, 6/1/23 4                                                         170,517                40,422
Trust 240, Cl. 2, 17.01%, 9/1/23 4                                                          262,661                59,286
Trust 247, Cl. 2, 14.526%, 10/1/23 4                                                        297,362                67,605
Trust 252, Cl. 2, 4.72%, 11/1/23 4                                                          461,307               105,129
Trust 273, Cl. 2, 14.573%, 8/1/26 4                                                          36,852                 7,873
Trust 319, Cl. 2, 11.589%, 2/1/32 4                                                          53,608                12,473
Trust 321, Cl. 2, 6.872%, 4/1/32 4                                                          551,626               128,325
Trust 322, Cl. 2, 15.689%, 4/1/32 4                                                         660,697               145,921
Trust 329, Cl. 2, 11.007%, 1/1/33 4                                                         274,789                61,728
Trust 331, Cl. 9, (12.185)%, 2/1/33 4                                                       163,922                36,245
Trust 333, Cl. 2, 11.583%, 4/1/33 4                                                         902,617               204,908
Trust 334, Cl. 17, 3.425%, 2/1/33 4                                                          92,572                20,595
Trust 338, Cl. 2, 9.857%, 7/1/33 4                                                          710,540               160,430
Trust 346, Cl. 2, 11.498%, 12/1/33 4                                                      1,233,043               275,735
Trust 350, Cl. 2, 12.145%, 3/1/34 4                                                         714,842               159,860
Trust 2001-65, Cl. S, 18.645%, 11/25/31 4                                                   322,803                27,900
Trust 2001-81, Cl. S, 8.212%, 1/25/32 4                                                      57,896                 4,823
Trust 2002-9, Cl. MS, 7.165%, 3/25/32 4                                                      69,199                 6,142
Trust 2002-52, Cl. SD, (0.547)%, 9/25/32 4                                                  120,161                11,193
Trust 2002-77, Cl. SH, 10.415%, 12/18/32 4                                                   72,645                 6,094
Trust 2002-84, Cl. SA, 19.117%, 12/25/32 4                                                  277,952                25,680
Trust 2003-4, Cl. S, 18.162%, 2/25/33 4                                                     177,144                17,647
Trust 2004-54, Cl. DS, 4.268%, 11/25/30 4                                                   107,245                 6,035
Trust 2005-6, Cl. SE, 5.40%, 2/25/35 4                                                      384,529                19,260
Trust 2005-19, Cl. SA, 4.787%, 3/25/35 4                                                  1,477,974                84,283
Trust 2005-40, Cl. SA, 5.591%, 5/25/35 4                                                    348,642                19,033
Trust 2005-71, Cl. SA, 16.022%, 8/25/25 4                                                   455,624                25,173
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.819%, 9/25/23 5                                           56,412                48,049
                                                                                                             ------------
                                                                                                               37,233,603


4                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, 2.175%, 1/16/27 4                                              $    199,908          $     12,508
Series 2002-15, Cl. SM, (0.404)%, 2/16/32 4                                                 202,163                12,294
Series 2002-76, Cl. SY, 1.428%, 12/16/26 4                                                  239,983                14,753
Series 2004-11, Cl. SM, (1.534)%, 1/17/30 4                                                  86,920                 5,193
                                                                                                             ------------
                                                                                                                   44,748
-------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--12.1%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                     170,000               164,013
Series 2005-2, Cl. A4, 4.783%, 7/10/43 1                                                    300,000               293,110
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                      250,000               243,396
-------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                                                                     171,027               170,676
-------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                      136,028               138,111
Series 2005-E, Cl. 2A2, 4.981%, 6/25/35 1                                                    51,357                51,091
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg. Obligations:
Series 2003-T10, Cl. A1, 4%, 3/13/40                                                        227,805               219,494
Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                                    90,000                88,601
-------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4, 5.225%, 7/15/44 1                                     280,000               280,859
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.71%, 10/25/34 1                                                   40,313                40,344
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                     385,472               391,438
-------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. D, 7.70%, 4/29/39 1,2                                                 190,000               190,950
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                    98,034               100,607
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                     215,000               209,282
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                     120,000               117,728
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                                      80,000                77,545
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                     150,000               148,536
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                      62,545                63,819
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                                    110,000               106,363
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                                   150,000               145,849
Series 2005-G G5, Cl. A2, 5.117%, 4/10/37                                                   170,000               169,907
-------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                                    117,763               113,978


5                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                               $     70,000          $     68,953
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                                                   144,245               139,391
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                    60,000                58,637
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                       180,000               178,264
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                        231,258               232,266
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                     251,558               249,785
-------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates, Series
2004-2, Cl. A1, 6.50%, 8/25/32                                                              432,889               436,948
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                     130,000               134,021
-------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                               182,000               198,161
-------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                     152,975               152,948
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                    270,000               266,249
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 1                                                  180,000               178,035
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR5, Cl. A1, 4.679%, 5/25/35 1                                                  205,827               205,615
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO, Series 2004-DD, Cl. 2A1,
4.521%, 1/25/35 1                                                                           140,284               139,588
                                                                                                             ------------
                                                                                                                6,164,558
-------------------------------------------------------------------------------------------------------------------------
OTHER--0.8%
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                        220,000               216,492
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through Certificates,
Series 2005-AR8, Cl. 2AB1, 4.78%, 7/25/45 1                                                 283,741               283,741
                                                                                                             ------------
                                                                                                                  500,233
-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.8%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                     466,435               474,598
                                                                                                             ------------
Total Mortgage-Backed Obligations (Cost $44,786,002)                                                           44,417,740
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.3%
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                        165,000               161,449
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts., 4.125%, 7/12/10                               344,000               334,800
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                 370,000               366,806
4.25%, 7/15/07 6                                                                            165,000               163,738
6%, 5/15/11 6                                                                               290,000               306,111
7.25%, 5/15/30                                                                              140,000               182,694
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac Unsec. Reference Nts., 6%, 6/15/11                                            1,100,000             1,161,463
-------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                                               85,000                79,930
Series A, 6.79%, 5/23/12                                                                  2,193,000             2,419,173
-------------------------------------------------------------------------------------------------------------------------


6                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.875%, 8/15/25                                                   $    110,000          $    139,610
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07-1/15/11                                                                     151,000               149,760
4.375%, 11/15/08                                                                             37,000                36,902
                                                                                                             ------------
Total U.S. Government Obligations (Cost $5,591,989)                                                             5,502,436
-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
-------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $291,690)                                  265,000               295,343
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--31.9%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.8%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Dana Corp., 6.50% Unsec. Nts., 3/1/09                                                       205,000               160,925
-------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                        165,000               151,906
                                                                                                             ------------
                                                                                                                  312,831
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.2%
DaimlerChrysler NA Holdings Corp., 8% Nts., 6/15/10                                         255,000               278,546
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                              370,000               335,923
7.375% Nts., 10/28/09                                                                        45,000                42,135
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                          460,000               450,782
8% Bonds, 11/1/31                                                                           205,000               209,599
                                                                                                             ------------
                                                                                                                1,316,985
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Harrah's Operating Co., Inc., 5.625% Sr. Unsec. Bonds, 6/1/15                               155,000               151,798
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                                         175,000               191,831
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 9.375% Sr. Unsec. Sub. Nts., 2/15/07                         25,000                26,031
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                              195,000               200,606
-------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                           280,000               281,923
                                                                                                             ------------
                                                                                                                  852,189
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 6.875% Sr. Unsec. Nts., 7/15/15                                     145,000               142,100
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                                                             170,000               165,030
6.125% Nts., 1/15/14                                                                        130,000               130,048
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50% Sr. Nts., 1/15/14                                     145,000               140,935
-------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                                               190,000               179,927
                                                                                                             ------------
                                                                                                                  758,040
-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.9%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                          140,000               152,555
-------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                           265,000               281,406
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                                       300,000               289,975
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                         150,000               141,140
-------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                                    265,000               316,917
-------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33                                  245,000               290,562
-------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07                             250,000               242,429
                                                                                                             ------------
                                                                                                                1,714,984
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                           185,000               191,087
-------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                                     260,000               289,135


7                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                                $    100,000          $    103,775
                                                                                                             ------------
                                                                                                                  583,997
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                         185,000               188,558
9.55% Unsub. Nts., 12/15/08 1                                                                23,000                25,433
                                                                                                             ------------
                                                                                                                  213,991
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                              205,000               195,085
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                            190,000               224,039
-------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                                             330,000               346,278
-------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                               190,000               202,392
                                                                                                             ------------
                                                                                                                  967,794
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                                            155,000               146,034
-------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                                  220,000               215,489
-------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                       115,000               115,171
                                                                                                             ------------
                                                                                                                  476,694
-------------------------------------------------------------------------------------------------------------------------
ENERGY--1.5%
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--1.5%
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                          160,000               168,880
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts., Series 12,
12/15/15 2                                                                                  245,000               242,489
-------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2                        435,000               430,600
-------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 2                      55,881                52,887
                                                                                                             ------------
                                                                                                                  894,856
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.9%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.7%
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13                                 250,000               253,357
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                                                   200,000               196,806
                                                                                                             ------------
                                                                                                                  450,163
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Barclays Bank plc, 6.278% Bonds 1,7                                                         240,000               239,246
-------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Bonds, Series A 1,2,7                                                 300,000               298,886
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                      200,000               200,823
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                           95,000                91,122
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                               225,000               252,317
-------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                                15,000                15,800
-------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20% Nts., 12/12/07                                           290,000               289,468
-------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% Bonds 1,2,7                                                    10,000                10,372
                                                                                                             ------------
                                                                                                                1,398,034
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.1%
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                       205,000               230,883
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                           115,000               128,817
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                              415,000               423,404


8                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                        $    290,000          $    284,110
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                          145,000               154,696
                                                                                                             ------------
                                                                                                                1,221,910
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33                                180,000               170,849
-------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                                               145,000               143,843
-------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                          110,000               113,973
6.25% Sr. Unsec. Nts., 11/15/11                                                              30,000                31,407
-------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 2                                 255,000               320,489
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                                     295,000               376,926
-------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                           210,000               204,989
                                                                                                             ------------
                                                                                                                1,362,476
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                              98,000                99,731
8.10% Unsec. Nts., 8/1/10                                                                   165,000               181,777
-------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11                                                     95,000                92,998
5.15% Sr. Unsec. Nts., 3/1/12                                                               105,000               101,885
-------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                             145,000               145,856
-------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 2                                              205,000               205,064
-------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                                   290,000               291,019
                                                                                                             ------------
                                                                                                                1,118,330
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                                  300,000               290,852
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.6%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                                 190,000               190,373
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                                   140,000               141,526
                                                                                                             ------------
                                                                                                                  331,899
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.1%
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                         135,000               142,931
-------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.125% Sr. Unsec. Nts., 10/1/07                                       5,000                 5,152
                                                                                                             ------------
                                                                                                                  148,083
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 1/15/09                                                           33,000                33,777
6.125% Unsec. Unsub. Nts., 11/1/08                                                          250,000               255,405
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                      185,000               185,085
                                                                                                             ------------
                                                                                                                  474,267
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
British Telecommunications plc, 8.875% Bonds, 12/15/30                                      130,000               171,533
-------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec. Nts., 3/1/31 1                                           45,000                58,983
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                                              215,000               214,811
-------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                                   175,000               229,538


9                       |                     Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                                                             AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                                                    $    150,000          $    141,920
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                       135,000               145,838
                                                                                                             -------------
                                                                                                                  962,623
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                                200,000               230,207
--------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.5%
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                                  265,000               283,649
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                                   255,000               281,905
--------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                               100,000               100,449
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                                   115,000               115,336
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                                  150,000               174,000
--------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 1                                  100,000               105,750
--------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                            245,000               250,676
--------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 2                         120,000               131,902
--------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                            105,000               105,400
--------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                        185,000               187,625
                                                                                                             -------------
                                                                                                                1,736,692
--------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Constellation Energy Group, Inc., 7.60% Unsec. Nts., 4/1/32                                 195,000               233,523
--------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                          30,000                29,593
7.875% Sr. Unsec. Nts., 11/15/10                                                            185,000               204,517
--------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                         265,000               290,749
                                                                                                             -------------
                                                                                                                  524,859
--------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                 185,000               185,071
                                                                                                             -------------
Total Corporate Bonds and Notes (Cost $19,036,387)                                                             18,761,350
--------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
--------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.12% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with UBS
Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $929,113 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%, 12/1/35, with a value
of $799,056,396 (Cost $929,000)                                                             929,000               929,000
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $77,325,448)                                                130.1%           76,570,548
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (30.1)          (17,722,376)
                                                                                 -----------------------------------------
Net Assets                                                                                    100.0%         $ 58,848,172
                                                                                 =========================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,160,211 or 3.67% of the Fund's net assets as of January 31, 2006.

3. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See accompanying Notes to Quarterly Statement of Investments.


10                       |                    Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,011,661 or 3.42% of the Fund's net assets as of January 31, 2006.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $68,395 or 0.12% of the Fund's net assets as of January 31, 2006.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $306,238. See accompanying Notes to Quarterly Statement of Investments.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 77,325,448
Federal tax cost of other investments                  (13,709,061)
                                                      -------------
Total federal tax cost                                $ 63,616,387
                                                      =============

Gross unrealized appreciation                         $    274,768
Gross unrealized depreciation                             (985,653)
                                                      -------------
Net unrealized depreciation                           $   (710,885)
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis


11                       |                    Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $21,754,562 of securities issued on a when-issued basis or forward commitment and sold $3,556,192 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2006, the Fund had outstanding futures contracts as follows:


12                       |                    Oppenheimer Total Return Bond Fund

Oppenheimer Total Return Bond Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                          EXPIRATION        NUMBER OF         VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                           DATES        CONTRACTS        JANUARY 31, 2006          APPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                              3/22/06               50          $    5,642,188         $      23,239
                                                                                                      -------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.                 3/8/06                5                 731,706                 3,024
U.S. Treasury Nts., 2 yr.                    3/31/06               62              12,700,313                15,613
U.S. Treasury Nts., 5 yr.                    3/22/06               33               3,489,234                13,764
U.S. Treasury Nts., 10 yr.                   3/22/06               22               2,385,625                14,673
                                                                                                      -------------
                                                                                                             47,074
                                                                                                      -------------
                                                                                                      $      70,313
                                                                                                      =============

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of January 31, 2006, the Fund had entered into the following total return swap agreements:

SWAP                                                                                      NOTIONAL    TERMINATION         UNREALIZED
COUNTERPARTY           SWAP DESCRIPTION                                                     AMOUNT           DATE       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                       Received or paid monthly. If the sum of the Lehman Brothers
                       CMBS Index Payer Payment Amount and the Floating Rate Payer
                       Payment Amount is positive, the Counterparty will pay such amount to the Fund. If the sums are negative, then the Fund
Goldman Sachs Group,   shall pay the absolute value of such amount to the
Inc. (The)             Counterparty.                                                    $  840,000         6/1/06             $  356

Abbreviations are as follows:

CMBS        Commercial Mortgage Backed Securities


13                       |                    Oppenheimer Total Return Bond Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Total Return Bond Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006